SCHEDULE H, Line 4i - SCHEDULE (MODIFIED CASH BASIS) OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SAVINGS PLAN FOR THE
SUBSIDIARIES OF SOUTHSIDE BANCSHARES, INC.
PLAN No. 002 EIN 75-1848732
SCHEDULE H, Line 4i - SCHEDULE (MODIFIED CASH BASIS) OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

	Description of investment including maturity date, number of shares or units, rate of interest, collateral and par or maturity value
Identity of issue, sponsor, borrower, lessor, or similar party				Current Value

Mutual Funds
The American Funds	American Funds New Perspective R6 Fund	15,159	shares	$1,071,297
The American Funds	American Funds New World R6	3,012	shares	280,654
Eagle Financial Services, Inc.	Carillon Eagle Mid Cap Growth R6 Fund	13,368	shares	962,894
Franklin Templeton Investments	Franklin Small Cap Growth R6 Fund	30,817	shares	849,925
JP Morgan Funds	JP Morgan U.S. Research Enhanced Equity R6 Fund	49,769	shares	2,384,947
Fidelity Investments	Fidelity US Bond Index Fund	90,724	shares	958,049
Fidelity Investments	Fidelity 500 Index Fund	21,209	shares	5,041,813
Fidelity Investments	Fidelity Total Int Index Fund	9,656	shares	167,239
Vanguard Group	Vanguard Fed Money Market Investment Fund	2,205,667	shares	2,205,667
Common Stock
* Southside Bancshares, Inc.	Southside Bancshares, Inc.	114,791	shares	3,488,490
Collective Investment Trusts
Putnam Investments	Putnam Large Cap Value Trust II	116,224	shares	2,071,401
* Principal Global Investors Trust Company	Principal Lifetime Hybrid Income Fund Z	57,672	shares	1,410,082
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2015 Fund Z	34,239	shares	1,172,677
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2020 Fund Z	41,147	shares	1,595,277
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2025 Fund Z	119,093	shares	5,131,736
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2030 Fund Z	190,443	shares	9,025,092
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2035 Fund Z	102,343	shares	5,322,869
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2040 Fund Z	87,426	shares	4,960,537
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2045 Fund Z	137,200	shares	8,354,136
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2050 Fund Z	94,844	shares	5,994,143
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2055 Fund Z	63,699	shares	4,109,890
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2060 Fund Z	81,595	shares	2,534,332
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2065 Fund Z	17,484	shares	377,660
* Principal Global Investors Trust Company	Principal Lifetime Hybrid 2070 Fund Z	852	shares	13,260
Pooled Separate Accounts
* Principal Life Insurance Company	Principal Diversified International Separate Account Z	2,235	shares	388,086
* Principal Life Insurance Company	Principal Diversified Income Separate Account Z	2,386	shares	41,182
* Principal Life Insurance Company	Principal Global Real Estate Securities Separate Account Z	2,872	shares	50,395
* Principal Life Insurance Company	Principal Core Fixed Income Separate Account Z	37,191	shares	711,180
* Principal Life Insurance Company	Principal LargeCap Growth I Separate Account Z	45,243	shares	4,059,339
* Principal Life Insurance Company	Principal MidCap S&P 400 Index Separate Account Z	5,912	shares	695,051
* Principal Life Insurance Company	Principal MidCap Value I Separate Account Z	5,380	shares	506,925
* Principal Life Insurance Company	Principal Real Estate Securities Separate Account Z	5,895	shares	515,124
* Principal Life Insurance Company	Principal SmallCap S&P 600 Index Separate Account Z	4,107	shares	459,551
* Principal Life Insurance Company	Principal SmallCap Value II Separate Account Z	7,449	shares	435,838
Investment Contract
* Principal Life Insurance Company	Principal Fixed Income Guaranteed Option			975,197
Notes Receivable
* Participant loans	Varying maturity dates with interest rates of 3.25% to 8.50%			1,500,654
Total				$79,822,589
* Principal Financial Group, including associated funds and accounts, participants and the Company are parties-in-interest.